Note 14 - Regulatory Capital Requirements and Restrictions on Dividends (Detail) - Capital Requirements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Company [Member]
Total risk-based capital (in Dollars)	$ 188,841	$ 191,419
Total risk-based capital ratio	12.71%	13.84%
Total risk-based capital required for capital adequacy purposes (in Dollars)	118,878	110,686
Total risk-based capital required for capital adequacy purposes ratio	8.00%	8.00%
Tier 1 risk-based capital (in Dollars)	167,475	169,360
Tier 1 risk-based capital ratio	11.27%	12.24%
Tier 1 risk-based capital required for capital adequacy purposes (in Dollars)	59,439	55,343
Tier 1 risk-based capital required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 leverage (in Dollars)	167,475	169,360
Tier 1 leverage ratio	8.13%	8.70%
Tier 1 leverage required for capital adequacy purposes (in Dollars)	82,357	77,857
Tier 1 leverage required for capital adequacy purposes ratio	4.00%	4.00%
Quad City Bank and Trust [Member]
Total risk-based capital (in Dollars)	98,789	98,382
Total risk-based capital ratio	12.12%	13.03%
Total risk-based capital required for capital adequacy purposes (in Dollars)	65,218	60,391
Total risk-based capital required for capital adequacy purposes ratio	8.00%	8.00%
Total risk-based capital required to be well capitalized under prompt corrective action provisions (in Dollars)	81,522	75,488
Total risk-based capital required to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier 1 risk-based capital (in Dollars)	90,533	90,336
Tier 1 risk-based capital ratio	11.11%	11.97%
Tier 1 risk-based capital required for capital adequacy purposes (in Dollars)	32,609	30,195
Tier 1 risk-based capital required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 risk-based capital required to be well capitalized under prompt corrective action provisions (in Dollars)	48,913	45,293
Tier 1 risk-based capital required to be well capitalized under prompt corrective action provisions ratio	6.00%	6.00%
Tier 1 leverage (in Dollars)	90,533	90,336
Tier 1 leverage ratio	7.74%	8.21%
Tier 1 leverage required for capital adequacy purposes (in Dollars)	46,784	44,009
Tier 1 leverage required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 leverage to be well capitalized under prompt corrective action provisions (in Dollars)	58,480	55,012
Tier 1 leverage required to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%
Cedar Rapids Bank and Trust [Member]
Total risk-based capital (in Dollars)	55,736	56,312
Total risk-based capital ratio	12.87%	14.44%
Total risk-based capital required for capital adequacy purposes (in Dollars)	34,652	31,198
Total risk-based capital required for capital adequacy purposes ratio	8.00%	8.00%
Total risk-based capital required to be well capitalized under prompt corrective action provisions (in Dollars)	43,315	38,998
Total risk-based capital required to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier 1 risk-based capital (in Dollars)	50,297	51,415
Tier 1 risk-based capital ratio	11.61%	13.18%
Tier 1 risk-based capital required for capital adequacy purposes (in Dollars)	17,326	15,599
Tier 1 risk-based capital required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 risk-based capital required to be well capitalized under prompt corrective action provisions (in Dollars)	25,989	23,399
Tier 1 risk-based capital required to be well capitalized under prompt corrective action provisions ratio	6.00%	6.00%
Tier 1 leverage (in Dollars)	50,297	51,415
Tier 1 leverage ratio	8.49%	9.02%
Tier 1 leverage required for capital adequacy purposes (in Dollars)	23,685	22,807
Tier 1 leverage required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 leverage to be well capitalized under prompt corrective action provisions (in Dollars)	29,606	28,509
Tier 1 leverage required to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%
Rockford Bank and Trust [Member]
Total risk-based capital (in Dollars)	36,894	36,259
Total risk-based capital ratio	15.33%	15.27%
Total risk-based capital required for capital adequacy purposes (in Dollars)	19,255	19,001
Total risk-based capital required for capital adequacy purposes ratio	8.00%	8.00%
Total risk-based capital required to be well capitalized under prompt corrective action provisions (in Dollars)	24,609	23,752
Total risk-based capital required to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier 1 risk-based capital (in Dollars)	33,870	33,277
Tier 1 risk-based capital ratio	14.07%	14.01%
Tier 1 risk-based capital required for capital adequacy purposes (in Dollars)	9,628	9,501
Tier 1 risk-based capital required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 risk-based capital required to be well capitalized under prompt corrective action provisions (in Dollars)	14,441	14,251
Tier 1 risk-based capital required to be well capitalized under prompt corrective action provisions ratio	6.00%	6.00%
Tier 1 leverage (in Dollars)	33,870	33,277
Tier 1 leverage ratio	11.13%	11.31%
Tier 1 leverage required for capital adequacy purposes (in Dollars)	12,177	11,770
Tier 1 leverage required for capital adequacy purposes ratio	4.00%	4.00%
Tier 1 leverage to be well capitalized under prompt corrective action provisions (in Dollars)	$ 15,221	$ 14,713
Tier 1 leverage required to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%